Teachers Insurance and Annuity Association of America College Retirement Equities Fund 730 Third Avenue, New York New York 10017-3206	Rachel L. Dubow Director, Associate General Counsel (212) 916-5791 Tel. (212) 916-6980 Fax rdubow@tiaa-cref.org

May 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA Separate Account VA-3
Teachers Insurance and Annuity Association of America
TIAA Access
Form N-4 (File Nos. 333-134820 and 811-21907)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (SAI) dated May 1, 2012 that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the most recent amendment to the Registration Statement on Form N-4; and (ii) the text of this amendment was filed electronically via EDGAR on April 23, 2012.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ Rachel L. Dubow
Rachel L. Dubow